Annual Total Returns (Vanguard Growth Index Fund - Admiral Shares Participant:) (Vanguard Growth Index Fund, Vanguard Growth Index Fund - Admiral Shares)	12 Months Ended
Dec. 31, 2014
Vanguard Growth Index Fund | Vanguard Growth Index Fund - Admiral Shares
Annual Total Return
2014	13.63%
2013	32.40%
2012	17.01%
2011	1.87%
2010	17.12%
2009	36.42%
2008	(38.22%)
2007	12.70%
2006	9.13%
2005	5.21%